SEGMENT	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENT

3. SEGMENTS

The Group periodically reassesses its operating and reportable segments to reflect its view of the business, including changes in organizational structure, business strategy, or the nature of its drug candidates. Following the adoption of a new business model announced in October 2025 to transition into a biotechnology platform company, and the related establishment of Visara to obtain the license for VIS-101, a biologic targeting VEGF-A and ANG2 for treatment of wet age-related macular degeneration (“Wet AMD”) and diabetic macular edema (“DME”), the Group reassessed its identification of CODM and its operating and reportable segments under ASC 280, Segment Reporting. As a result of this reassessment, Group determined that the Chief Executive Officer remained its CODM. However, the Group’s operations are now managed in two reportable segments: oncology and ophthalmology.

The oncology operating segment focuses on the research and development of precision immuno-oncology agents for the treatment of cancer. The ophthalmology operating segment focuses on research and development of ophthalmologic indications such as Wet AMD and DME. Each operating segment has distinct drug candidates that target different patient populations and require different scientific approaches and clinical trials. Accordingly, the operating segments are not permitted to be aggregated as they do not exhibit similar economic characteristics and other operating similarities. This represents a change from prior period, during which the Group operated and reported as a single reportable segment.

The CODM reviews financial information presented at the therapeutic drug candidate level on a quarterly basis to assess segment performance and to allocate resource based on segment net loss. In addition, the CODM reviews budget to actual variances of segment expenses as a part of its segment performance assessment. The CODM does not regularly review asset level information by reportable segments. The Group does not distinguish between geographic markets for the purpose of internal reporting.

Substantially all of the Group’s long-lived assets are held in the U.S.

The Group’s CODM is regularly provided with the following disaggregated expense information included in the consolidated statements of comprehensive loss:

				Year Ended December 31,
	Year Ended December 31, 2025			2024	2023
	Oncology	Ophthalmology (1)	Total	Oncology
Segment revenue	$—	$—	$—	$—	$632
Less:
Segment research and development expenses:
Direct clinical development expenses	4,840	—	4,840	8,621	8,467
Employee-related expenses	6,002	27	6,029	8,625	10,525
Other research and development expenses(2)	4,773	47,263	52,036	4,524	2,456
Segment administrative expenses(3)	28,390	2,974	31,364	29,656	28,160
Other segment items(4)	(5,929)	—	(5,929)	(1,730)	33,241
Segment net loss	$(38,076)	$(50,264)	$(88,340)	$(49,696)	$(82,217)

(1)
Refer to Note 5 – Asset Acquisitions and Strategic Transactions for details on the formation of Visara and the ophthalmology segment in the fourth quarter of 2025.
(2)
Other research and development expenses include acquisition of IPR&D assets, professional service fees and other R&D overhead expenses.
(3)
Segment administrative expenses include professional service fees and other administrative overhead expenses.
(4)
Other segment items include impairment of goodwill, equity in loss of affiliate, interest income, recognition of accumulated gain associated with available-for-sale debt securities, change in fair value of equity securities, certain other expenses and income, foreign currency exchange gains and losses, amortization and depreciation expense, sub-lease income and certain rent expenses.

The segment results have been recast for all periods to reflect the continuing operations of the Group. The ophthalmology reportable segment was established in the fourth quarter of 2025, and therefore, no segment results are presented for periods prior to its establishment. For the year ended December 31, 2025, administrative expenses and certain other segment items are allocated to the oncology segment, which is consistent with how the CODM reviews operating performance and allocate resources.